Registration No. 33-47949
                                                     Registration No. 811-1705
--------------------------------------------------------------------------------

             SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549
           --------------------------------------


                          FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               |_|

                Pre-Effective Amendment No.                           |_|
                                            ---

                Post-Effective Amendment No. 11                       |X|
                                            ---


                           AND/OR
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       |_|


                            Amendment No. 75                          |X|
                              ----------


              (Check appropriate box or boxes)
               -------------------------------

                     SEPARATE ACCOUNT A
                             of
  THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                 (Exact Name of Registrant)
                  -------------------------

  THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                     (Name of Depositor)
    1290 Avenue of the Americas, New York, New York 10104
    (Address of Depositor's Principal Executive Offices)

 Depositor's Telephone Number, including Area Code: (212) 554-1234
                  -------------------------

                    MARY JOAN HOENE
               VICE PRESIDENT AND COUNSEL

  The Equitable Life Assurance Society of the United States
    1290 Avenue of the Americas, New York, New York 10104
         (Names and Addresses of Agents for Service)
         -------------------------------------------

        Please send copies of all communications to:
                     PETER E. PANARITES
               Freedman, Levy, Kroll & Simonds
          1050 Connecticut Avenue, N.W., Suite 825
                   Washington, D.C. 20036
          ----------------------------------------

         Approximate Date of Proposed Public Offering:  Continuous

         It is proposed that this filing will become effective
         (check appropriate box):



|X|     Immediately upon filing pursuant to paragraph (b) of Rule 485.

|_|     On (date) pursuant to paragraph (b) of Rule 485.


|_|     60 days after filing pursuant to paragraph (a)(1) of Rule 485.

|_|     On (date) pursuant to paragraph (a)(1) of Rule 485.

|_|     75 days after filing pursuant to paragraph (a)(2) of Rule 485.

|_|     On (date) pursuant to paragraph (a)(3) of Rule 485.

 If appropriate, check the following box:

|_| This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

       Units of interest in Separate Account under variable annuity contracts.


                         -------------------------

                                      NOTE

This Post-Effective Amendment No. 11 ("PEA") to the Form N-4 Registration Statement No. 33-47949 ("Registration Statement") of the Equitable Life Assurance Society of the United States ("Equitable Life") and its Separate Account A is being filed solely for the purpose of updating certain disclosures and including in the Registration Statement a supplement relating to additional investment options for new mutual fund portfolios, related exhibits, and a substitution supplement. The PEA does not amend or delete the Momentum Prospectus or Statement of Additional Information, dated May 1, 1999, any supplement thereto, or any other part of the Registration Statement.

              SUBSTITUTION OF NEW PORTFOLIOS OF EQ ADVISORS TRUST
                    FOR PORTFOLIOS OF THE HUDSON RIVER TRUST

                        Supplement dated August 30, 1999
  to prospectuses dated before May 1, 1999, and Supplemented as of May 1, 1999;
                   and prospectuses dated May 1, 1999 or later for all Variable Annuity Contracts and Variable Life Insurance Policies
                                    issued by
            The Equitable Life Assurance Society of the United States

--------------------------------------------------------------------------------
This supplement relates to our prospectuses for VARIABLE ANNUITY CONTRACTS and VARIABLE LIFE INSURANCE POLICIES.

Currently, the variable investment options invest in Class IA or IB shares of the corresponding Portfolios of The Hudson River Trust or EQ Advisors Trust.

     The Securities and Exchange Commission has published a notice of our filing of an application for an order approving the Substitution of new Portfolios of EQ Advisors Trust for Portfolios of The Hudson River Trust. The new Portfolios that will be available under your contract or policy will replace each of The Hudson River Trust Portfolios currently available under this contract or policy. We expect the order to be issued in September 1999. The proposed Substitution is discussed in the applicable prospectus or supplement dated May 1, 1999 or later.

We plan to effect the Substitution on or about October 1, 1999. At that time, the assets of each of the Portfolios of The Hudson River Trust will be transferred to the corresponding new Portfolios of EQ Advisors Trust. Class IA and Class IB shares of The Hudson River Trust will become Class IA and Class IB shares of EQ Advisors Trust. At the time the Substitution is effected, the value of your variable investment options under a contract or policy will be the same as immediately before the Substitution.

We will send you written confirmation that the Substitution has been completed. After that, your investment results in any affected variable investment option will be based on the investment performance of the corresponding EQ Advisors Trust Portfolio. The Hudson River Trust Portfolios will no longer be available.

The management fees for the new Portfolios will be the same as those for the corresponding Portfolios of The Hudson River Trust. It is expected that the other Portfolio expenses may increase marginally by 0.01%.

Of course, you may make transfers among the investment options, as usual. From now through 30 days after the Substitution, we will waive any applicable charges.

If you have any questions regarding the Substitution, please communicate with us directly or contact your registered representative.





    Copyright 1999 The Equitable Life Assurance Society of the United States.
                              All rights reserved.
888-1217

MOMENTUM(SM)

Retirement planning from Equitable Life

SUPPLEMENT DATED AUGUST 30, 1999 TO THE
PROSPECTUS DATED MAY 1, 1999

-------------------------------------------------------------------------------

This supplement adds and modifies certain information contained in the prospectus dated May 1, 1999 for the MOMENTUM group deferred annuity contract issued by THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES ("Equitable Life").

You should read this supplement together with the prospectus. Terms used in this supplement have the same meaning as they do in the prospectus, unless we indicate otherwise. This supplement provides information on:

(1) the following 12 new variable investment options available under the MOMENTUM contract: EQ/Alliance Premier Growth, Calvert Socially Responsible, Capital Guardian International, Capital Guardian Research, Capital Guardian U.S. Equity, EQ/Evergreen, EQ/Evergreen Foundation, Lazard Large Cap Value, Lazard Small Cap Value, MFS Growth with Income, EQ/Putnam International Equity, and EQ/Putnam Investors Growth;

(2)  the Equitable Companies Incorporated name change to AXA Financial, Inc.;

(3) change in management of EQ Advisors Trust from EQ Financial Consultants, Inc. to Equitable Life;

(4)  EQ Financial Consultants, Inc. plans to become AXA Advisors, LLC; and

(5)  updated information "About our year 2000 progress."

(1) NEW VARIABLE INVESTMENT OPTIONS

THE FOLLOWING SENTENCE REPLACES THE LAST SENTENCE OF THE SECOND PARAGRAPH ON THE COVER PAGE OF THE PROSPECTUS:

The investment options include 36 variable investment options and one guaranteed interest option ("investment options").

THE FOLLOWING CHART REPLACES THE CHART OF "VARIABLE INVESTMENT OPTIONS" ON THE COVER PAGE OF THE PROSPECTUS. THE NEW VARIABLE INVESTMENT OPTIONS ARE IN ITALICS.

---------------------------------------------------------
VARIABLE INVESTMENT OPTIONS
---------------------------------------------------------
FIXED INCOME OPTIONS:
---------------------------------------------------------
DOMESTIC FIXED INCOME         AGGRESSIVE FIXED INCOME
---------------------------------------------------------
o  Alliance Intermediate     o  Alliance High Yield
   Government Securities
o  Alliance Money Market
o  Alliance Quality Bond
---------------------------------------------------------
EQUITY OPTIONS:
---------------------------------------------------------
DOMESTIC EQUITY               INTERNATIONAL EQUITY
---------------------------------------------------------
o  Alliance Common Stock     o  Alliance Global
o  Alliance Equity Index     o  Alliance International
o  Alliance Growth & Income  o  Capital Guardian
o  EQ/Alliance Premier          International
   Growth                    o  Morgan Stanley Emerging
o  Calvert Socially             Markets Equity
   Responsible*              o  EQ/Putnam International
o  Capital Guardian Research    Equity Index
o  Capital Guardian U.S.     o  T. Rowe Price
   Equity                       International Stock
o  Lazard Large Cap Value*
o  Merrill Lynch Basic
   Value Equity
o  MFS Growth with Income
o  MFS Research
o  EQ/Putnam Growth &
   Income Value
o  EQ/Putnam Investors
   Growth
o  T. Rowe Price Equity
   Income
---------------------------------------------------------
AGGRESSIVE EQUITY
---------------------------------------------------------
o  Alliance Aggressive Stock o  Alliance Small Cap
o  EQ/Evergreen                 Growth
o  Warburg Pincus Small      o  MFS Emerging Growth
   Company Value                Companies
---------------------------------------------------------
ASSET ALLOCATION OPTIONS:
---------------------------------------------------------
o  Alliance Conservative     o  Alliance Balanced
   Investors                 o  Alliance Growth
o  EQ/Evergreen Foundation      Investors
o  Lazard Small Cap Value*   o  Merrill Lynch World
o  EQ/Putnam Balanced           Strategy
---------------------------------------------------------
*May not currently be available in the State of California.

IN THE "MOMENTUM AT A GLANCE -- KEY FEATURES" SECTION ON PAGE 8 OF THE PROSPECTUS, THE INFORMATION ABOUT "PROFESSIONAL INVESTMENT MANAGEMENT" IS MODIFIED AS FOLLOWS:

MOMENTUM's variable investment options invest in 36 different Portfolios managed by professional investment advisers.

   Copyright 1999 The Equitable Life Assurance Society of the United States.
            All rights reserved. Momentum Plus is a service mark of The Equitable Life Assurance Society of the United States.
888-1208

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2
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THE FOLLOWING INFORMATION IS ADDED TO THE FEE TABLE INFORMATION ON PAGE 11 OF
THE PROSPECTUS:

The following are the EQ Advisors Trust annual expenses (as a percentage of average daily net assets in each new Portfolio):


----------------------------------------------------------------------------------------------------------------------
                                                                                                       TOTAL
                                                                                OTHER                 ANNUAL
                                        INVESTMENT                            EXPENSES               EXPENSES
                                        MANAGEMENT                         (AFTER EXPENSE         (AFTER EXPENSE
PORTFOLIOS(1)                         & ADVISORY FEES    12B-1 FEE(9)        LIMITATION)         LIMITATION) (10)
----------------------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth                 0.90%             0.25%              0.00%                  1.15%
Calvert Socially Responsible               0.65%             0.25%              0.15%                  1.05%
Capital Guardian International             0.75%             0.25%              0.20%                  1.20%
Capital Guardian Research                  0.65%             0.25%              0.05%                  0.95%
Capital Guardian U.S. Equity               0.65%             0.25%              0.05%                  0.95%
EQ/Evergreen                               0.75%             0.25%              0.05%                  1.05%
EQ/Evergreen Foundation                    0.63%             0.25%              0.07%                  0.95%
Lazard Large Cap Value                     0.55%             0.25%              0.15%                  0.95%
Lazard Small Cap Value                     0.80%             0.25%              0.15%                  1.20%
MFS Growth with Income                     0.55%             0.25%              0.05%                  0.85%
EQ/Putnam International Equity             0.70%             0.25%              0.25%                  1.20%
EQ/Putnam Investors Growth                 0.55%             0.25%              0.15%                  0.95%
----------------------------------------------------------------------------------------------------------------------

THE FOLLOWING PARAGRAPH IS ADDED AFTER THE FIRST PARAGRAPH OF FOOTNOTE 10 ON PAGE 13 OF THE PROSPECTUS:

The expense limitations (other than the above expenses and fees) for the new Portfolios are: 0.90% for EQ/Alliance Premier Growth; 0.80% for Calvert Socially Responsible; 0.95% for Capital Guardian International; 0.70% for Capital Guardian Research; 0.70% for Capital Guardian U.S. Equity; 0.80% for EQ/Evergreen; 0.70% for EQ/Evergreen Foundation; 0.70% for Lazard Large Cap Value; 0.95% for Lazard Small Cap Value; 0.60% for MFS Growth with Income; 0.95% for EQ/Putnam International Equity; and 0.70% for EQ/Putnam Investors Growth.

THE FOLLOWING PARAGRAPH IS ADDED AFTER THE SECOND PARAGRAPH OF FOOTNOTE 10 ON PAGE 13 OF THE PROSPECTUS:

Absent the expense limitation, the "Other Expenses" for 1998 on an annualized basis for each of the new Portfolios would have been: 0.40% for Lazard Large Cap Value; 0.49% for Lazard Small Cap Value; 0.29% for EQ/Putnam Investors Growth; and 0.51% for EQ/Putnam International Equity. For the following Portfolios, the "Other Expenses" for 1999, absent the expense limitation, are estimated to be as follows: 0.74% for EQ/Alliance Premier Growth, 0.43% for Calvert Socially Responsible; 1.03% for Capital Guardian International; 0.74% for Capital Guardian Research; 0.74% for Capital Guardian U.S. Equity; 0.76% for EQ/Evergreen; 0.86% for EQ/Evergreen Foundation; and 0.59% for MFS Growth with Income. Initial seed capital was invested on December 31, 1998 for the EQ/Evergreen, EQ/Evergreen Foundation, and MFS Growth with Income Portfolios; April 30, 1999 for the EQ/Alliance Premier Growth, Capital Guardian International, Capital Guardian Research, and Capital Guardian U.S. Equity Portfolios; and August 30, 1999 for the Calvert Socially Responsible Portfolio. The other Portfolios commenced operations on the following dates: October 1, 1997 for the EQ/Putnam Investors Growth and EQ/Putnam International Equity Portfolios; and December 31, 1997 for the Lazard Large Cap Value and Lazard Small Cap Value Portfolios.

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                                                                              3
--------------------------------------------------------------------------------

THE FOLLOWING INFORMATION IS ADDED TO THE FEE TABLE EXAMPLES ON PAGE 15 OF THE
PROSPECTUS:

The following examples show the expenses that you would pay in the situations illustrated. Please refer to page 14 of your prospectus for further explanation regarding the calculation of the expenses.

------------------------------------------------------------------------------------------------------------------------
                                      IF YOU SURRENDER YOUR CONTRACT AT THE     IF YOU DO NOT SURRENDER YOUR CONTRACT
                                      END OF EACH PERIOD SHOWN, THE             AT THE END OF EACH PERIOD SHOWN, THE
                                      EXPENSES WOULD BE:                        EXPENSES WOULD BE:
                                     -----------------------------------------------------------------------------------
                                      1 Year   3 Years    5 Years   10 Years   1 Year    3 Years   5 Years    10 Years
------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth            $82.77   $142.27       --        --      $27.56    $84.56       --         --
Calvert Socially Responsible          $81.78   $139.32       --        --      $26.51    $81.42       --         --
Capital Guardian International        $83.27   $143.75       --        --      $28.09    $86.12       --         --
Capital Guardian Research             $80.79   $136.36       --        --      $25.47    $78.29       --         --
Capital Guardian U.S. Equity          $80.79   $136.36       --        --      $25.47    $78.29       --         --
EQ/Evergreen                          $81.78   $139.32       --        --      $26.51    $81.42       --         --
EQ/Evergreen Foundation               $80.79   $136.36       --        --      $25.47    $78.29       --         --
Lazard Large Cap Value                $80.79   $136.36       --        --      $25.47    $78.29       --         --
Lazard Small Cap Value                $83.27   $143.75       --        --      $28.09    $86.12       --         --
MFS Growth with Income                $79.80   $133.39       --        --      $24.42    $75.14       --         --
EQ/Putnam International Equity        $83.27   $143.75       --        --      $28.09    $86.12       --         --
EQ/Putnam Investors Growth            $80.79   $136.36       --        --      $25.47    $78.29       --         --
------------------------------------------------------------------------------------------------------------------------

THE FOLLOWING REPLACES THE INFORMATION UNDER "VARIABLE INVESTMENT OPTIONS" ON PAGE 16 OF THE PROSPECTUS:

Your investment results in any one of the 36 variable investment options will depend on the investment performance of the underlying Portfolios. Listed below are the currently available Portfolios, their investment objectives, and their advisers.

--------------------------------------------------------------------------------
The employer or plan trustee can choose from among 36 variable investment options. Only 25 funds can be active at any one time. A limit of 45 investment options can be chosen over the life of the contract.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4
--------------------------------------------------------------------------------

THE FOLLOWING INFORMATION IS ADDED TO PAGE 18 OF THE PROSPECTUS:

PORTFOLIOS OF EQ ADVISORS TRUST
----------------------------------------------------------------------------------------------------------------------
PORTFOLIO NAME                       OBJECTIVE                              ADVISER
----------------------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth           Long-term growth of capital            Alliance Capital Management L.P.
----------------------------------------------------------------------------------------------------------------------
Calvert Socially Responsible*        Seeks long-term capital appreciation   Calvert Asset Management Company, Inc.
                                                                            and Brown Capital Management, Inc.
----------------------------------------------------------------------------------------------------------------------
Capital Guardian International       Long-term growth of capital by         Capital Guardian Trust Company
                                     investing primarily in non-United
                                     States equity securities
----------------------------------------------------------------------------------------------------------------------
Capital Guardian Research            Long-term growth of capital            Capital Guardian Trust Company
----------------------------------------------------------------------------------------------------------------------
Capital Guardian U.S. Equity         Long-term growth of capital            Capital Guardian Trust Company
----------------------------------------------------------------------------------------------------------------------
EQ/Evergreen                         Capital appreciation                   Evergreen Asset Management Corp.
----------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Foundation              In order of priority, reasonable       Evergreen Asset Management Corp.
                                     income, conservation of capital, and
                                     capital appreciation
----------------------------------------------------------------------------------------------------------------------
Lazard Large Cap Value*              Capital appreciation                   Lazard Asset Management
----------------------------------------------------------------------------------------------------------------------
Lazard Small Cap Value*              Capital appreciation                   Lazard Asset Management
----------------------------------------------------------------------------------------------------------------------
MFS Growth with Income               Reasonable current income and          Massachusetts Financial Services Company
                                     long-term growth of capital and income
----------------------------------------------------------------------------------------------------------------------
EQ/Putnam International Equity       Capital appreciation                   Putnam Investment Management, Inc.
----------------------------------------------------------------------------------------------------------------------
EQ/Putnam Investors Growth           Long-term growth of capital and any    Putnam Investment Management, Inc.
                                     increased income that results from
                                     this growth
----------------------------------------------------------------------------------------------------------------------

* Currently is not available in the State of California. Please call our customer service department at 1-800-528-0204 for information regarding the availability of this portfolio.

Other important information about the above Portfolios is included in the separate prospectus supplement for EQ Advisors Trust attached to this supplement.

--------------------------------------------------------------------------------
                                                                              5
--------------------------------------------------------------------------------

THE FOLLOWING BENCHMARK INFORMATION IS ADDED TO PAGE 51 OF THE PROSPECTUS:

EQ/ALLIANCE PREMIER GROWTH: Standard & Poor's 500 Index.
CALVERT SOCIALLY RESPONSIBLE: Standard & Poor's 500 Index.
CAPITAL GUARDIAN INTERNATIONAL: Morgan Stanley Capital International Europe, Australia, Far East Index.
CAPITAL GUARDIAN RESEARCH: Standard & Poor's 500 Index.
CAPITAL GUARDIAN U.S. EQUITY: Standard & Poor's 500 Index.
EQ/EVERGREEN: Russell 2000 Index.
EQ/EVERGREEN FOUNDATION: 60% Standard & Poor's 500 Index/40% Lehman Brothers Aggregate Bond Index.
LAZARD LARGE CAP VALUE: Standard & Poor's 500 Index.
LAZARD SMALL CAP VALUE: Russell 2000 Index.
MFS GROWTH WITH INCOME: Standard & Poor's 500 Index.
EQ/PUTNAM INTERNATIONAL EQUITY: Morgan Stanley Capital International Europe, Australia, Far East Index.
EQ/PUTNAM INVESTORS GROWTH: Standard & Poor's 500 Index.

THE FOLLOWING IS ADDED TO TABLE 1 ON PAGE 52 OF THE PROSPECTUS:

                                                 TABLE 1 (CONTINUED)
                   AVERAGE ANNUAL TOTAL RETURN FOR A PARTICIPANT TERMINATION ON DECEMBER 31, 1998
----------------------------------------------------------------------------------------------------------
                                                          LENGTH OF INVESTMENT PERIOD
                                     ---------------------------------------------------------------------
VARIABLE INVESTMENT OPTIONS           1 YEAR      SINCE PORTFOLIO INCEPTION     PORTFOLIO INCEPTION DATE**
----------------------------------------------------------------------------------------------------------
Lazard Large Cap Value                 9.52%                9.49%                     12/31/97
----------------------------------------------------------------------------------------------------------
Lazard Small Cap Value               (15.24)%             (15.20)%                    12/31/97
----------------------------------------------------------------------------------------------------------
EQ/Putnam International Equity         9.49%                9.84%                       5/1/97
----------------------------------------------------------------------------------------------------------
EQ/Putnam Investors Growth            25.70%               28.86%                       5/1/97
----------------------------------------------------------------------------------------------------------

THE FOLLOWING FOOTNOTE IS ADDED AFTER THE FOOTNOTE ON PAGE 52 OF THE PROSPECTUS:

** The inception dates for the Portfolios that became available on or after December 31, 1998 and are therefore not shown in any of the tables are:
   EQ/Evergreen, EQ/Evergreen Foundation, and MFS Growth with Income (December 31, 1998); EQ/Alliance Premier Growth, Capital Guardian International, Capital Guardian Research, and Capital Guardian U.S. Equity (April 30, 1999); and Calvert Socially Responsible (August 30, 1999).

THE FOLLOWING IS ADDED TO TABLE 2 ON PAGE 53 OF THE PROSPECTUS:

                                                 TABLE 2 (CONTINUED)
                          GROWTH OF $1,000 UNDER A CONTRACT TERMINATED ON DECEMBER 31, 1998
---------------------------------------------------------------------------------------------------------
                                                    LENGTH OF INVESTMENT PERIOD
                                         ----------------------------------------------------------------
VARIABLE INVESTMENT OPTIONS                1 YEAR                  SINCE PORTFOLIO INCEPTION*
---------------------------------------------------------------------------------------------------------
Lazard Large Cap Value                    $1,095.16                        $1,095.16
---------------------------------------------------------------------------------------------------------
Lazard Small Cap Value                      $847.63                          $847.63
---------------------------------------------------------------------------------------------------------
EQ/Putnam International Equity            $1,094.87                        $1,169.75
---------------------------------------------------------------------------------------------------------
EQ/Putnam Investors Growth                $1,256.95                        $1,527.69
---------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6
--------------------------------------------------------------------------------

THE FOLLOWING IS ADDED TO TABLE 3 ON PAGE 55 OF THE PROSPECTUS:

                                      TABLE 3 (CONTINUED)
                 ANNUALIZED RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1998
--------------------------------------------------------------------------------
                                      1 YEAR          SINCE PORTFOLIO INCEPTION*
--------------------------------------------------------------------------------
Lazard Large Cap Value                17.86%                  17.86%
--------------------------------------------------------------------------------
   Lipper Capital Appreciation        24.16%                  24.16%
--------------------------------------------------------------------------------
   Benchmark                          28.58%                  28.58%
--------------------------------------------------------------------------------
Lazard Small Cap Value                (8.58)%                 (8.58)%
--------------------------------------------------------------------------------
   Lipper Small Cap                    1.53%                   1.53%
--------------------------------------------------------------------------------
   Benchmark                          (2.54)%                 (2.54)%
--------------------------------------------------------------------------------
EQ/Putnam International Equity        17.83%                  15.49%
--------------------------------------------------------------------------------
   Lipper International               12.17%                   9.06%
--------------------------------------------------------------------------------
   Benchmark                          20.00%                  13.43%
--------------------------------------------------------------------------------
EQ/Putnam Investors Growth            34.36%                  34.57%
--------------------------------------------------------------------------------
   Lipper Growth                      25.82%                  28.73%
--------------------------------------------------------------------------------
   Benchmark                          28.58%                  31.63%
--------------------------------------------------------------------------------

THE FOLLOWING IS ADDED TO TABLE 4 ON PAGE 57 OF THE PROSPECTUS:

                                       TABLE 4 (CONTINUED)
                  CUMULATIVE RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1998
--------------------------------------------------------------------------------
                                      1 YEAR          SINCE PORTFOLIO INCEPTION*
--------------------------------------------------------------------------------
Lazard Large Cap Value                17.86%                  17.86%
--------------------------------------------------------------------------------
   Lipper Capital Appreciation        24.16%                  24.09%
--------------------------------------------------------------------------------
   Benchmark                          28.58%                  28.58%
--------------------------------------------------------------------------------
Lazard Small Cap Value                (8.58)%                 (8.58)%
--------------------------------------------------------------------------------
   Lipper Small Cap                    1.53%                   1.53%
--------------------------------------------------------------------------------
   Benchmark                          (2.54)%                 (2.54)%
--------------------------------------------------------------------------------
EQ/Putnam International Equity        17.83%                  27.16%
--------------------------------------------------------------------------------
   Lipper International               12.17%                  15.88%
--------------------------------------------------------------------------------
   Benchmark                          20.00%                  23.42%
--------------------------------------------------------------------------------
EQ/Putnam Investors Growth            34.36%                  64.12%
--------------------------------------------------------------------------------
   Lipper Growth                      25.82%                  52.86%
--------------------------------------------------------------------------------
   Benchmark                          28.58%                  57.60%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                               7
--------------------------------------------------------------------------------

THE FOLLOWING IS ADDED TO TABLE 5 ON PAGE 58 OF THE PROSPECTUS:

                                             TABLE 5 (CONTINUED)
                                         YEAR-BY-YEAR RATES OF RETURN
-------------------------------------------------------------------------------
                                                     1998
-------------------------------------------------------------------------------
Lazard Large Cap Value                               17.86%
-------------------------------------------------------------------------------
Lazard Small Cap Value                               (8.58)%
-------------------------------------------------------------------------------
EQ/Putnam International Equity                       17.83%
-------------------------------------------------------------------------------
EQ/Putnam Investors Growth                           34.36%
-------------------------------------------------------------------------------


(2)  THE EQUITABLE COMPANIES INCORPORATED NAME CHANGE

THE FOLLOWING SENTENCE REPLACES THE LAST SENTENCE OF THE FIRST PARAGRAPH ON PAGE 5 OF THE PROSPECTUS:

In September 1999, The Equitable Companies Incorporated plans to change its name to "AXA Financial, Inc."

(3) CHANGE IN EQ ADVISORS TRUST MANAGEMENT

THE FOLLOWING PARAGRAPH IS ADDED AFTER THE SECOND PARAGRAPH UNDER "ABOUT THE HUDSON RIVER TRUST AND EQ ADVISORS TRUST" ON PAGE 45 OF THE PROSPECTUS:

In September 1999, Equitable Life will become the manager of EQ Advisors Trust following state regulatory approvals. As manager, Equitable Life will oversee the activities of the investment advisers with respect to EQ Advisors Trust. Equitable Life will be responsible for retaining or discontinuing the services of the advisers. Currently, EQ Financial Consultants, Inc. is the manager of EQ Advisors Trust.

(4)  EQ FINANCIAL CONSULTANTS, INC. NAME CHANGE

THE FOLLOWING SENTENCE REPLACES THE LAST SENTENCE OF THE LAST PARAGRAPH ON PAGE 13 OF THE PROSPECTUS:

By year end 1999, EQF plans to become "AXA Advisors, LLC," and will become an indirect subsidiary of AXA Financial, Inc.

(5)  ABOUT OUR YEAR 2000 PROGRESS

THE FOLLOWING INFORMATION REPLACES THE INFORMATION UNDER "ABOUT OUR YEAR 2000 PROGRESS" ON PAGE 48 OF THE PROSPECTUS:

Equitable Life relies upon various computer systems in order to administer your contract and operate the investment options. Some of these systems belong to service providers who are not affiliated with Equitable Life.

In 1995, Equitable Life began addressing the question of whether its computer systems would recognize the year 2000 before, on or after January 1, 2000, and Equitable Life has identified those of its systems critical to business operations that were not year 2000 compliant. Equitable Life has completed the work of modifying or replacing non-compliant systems and has confirmed, through testing, that its systems are year 2000 compliant. Equitable Life has contacted third-party vendors and service providers to seek confirmation that they are acting to address the year 2000 issue with the goal of avoiding any material adverse effect on services provided to contract owners and on operations of the investment options. All third-party vendors and service providers considered critical to Equitable Life's business have provided us with confirmation of their year 2000 compliance or a satisfactory plan for compliance. With respect to vendors and service providers considered non-critical, we believe we are on schedule for substantially all such vendors and service providers to be confirmed by September 30, 1999 as year 2000 compliant or the subject of a satisfactory plan for compliance. If such confirma-

--------------------------------------------------------------------------------
8
--------------------------------------------------------------------------------

tion is not received by September 30, 1999, the vendor or service provider will be replaced, eliminated or the subject of contingency plans. Additionally, Equitable Life has supplemented its existing business continuity and disaster recovery plans to cover certain categories of contingencies that could arise as a result of year 2000 related failures.

There are many risks associated with year 2000 issues, including the risk that Equitable Life's computer systems will not operate as intended. Additionally, there can be no assurance that the systems of third parties will be year 2000 compliant. Any significant unresolved difficulty related to the year 2000 compliance initiatives could result in an interruption in, or a failure of, normal business operations and, accordingly, could have a material adverse effect on our ability to administer your contract and operate the investment options.

To the fullest extent permitted by law, the foregoing year 2000 discussion is a "Year 2000 Readiness Disclosure" within the meaning of The Year 2000 Information and Readiness Disclosure Act (P.L. 105-271) (1998).

                                     PART C

                               OTHER INFORMATION
                               -----------------


This Part C is being amended solely for the purpose of filing the exhibits noted below. No Amendment or deletion is made of any of the other information set forth under Part C of the Registration Statement.


Item 24.     Financial Statements and Exhibits
             ---------------------------------

             (b)   Exhibits.

             The following additional exhibits are filed herewith:


            10 (a)  Consent of PricewaterhouseCoopers LLP

            10 (c)  Power of Attorney

                                   SIGNATURES



         As required by the Securities Act of 1933 the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to the Registration Statement and has caused this amendment to the Registration Statement to be signed on its behalf in the City and State of New York, on this 27 day of August, 1999.



                                       SEPARATE ACCOUNT A OF THE EQUITABLE LIFE
                                       ASSURANCE SOCIETY OF THE UNITED STATES
                                                     (Registrant)

                                       By:  The Equitable Life Assurance Society
                                                 of the United States

                                       By:        /s/ Maureen K. Wolfson
                                              --------------------------------
                                                      Maureen K. Wolfson
                                                        Vice President





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


                                   SIGNATURES




          As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this amendment to the Registration Statement to be signed on its behalf in the City and State of New York, on this
27 day of August, 1999.





                                       THE EQUITABLE LIFE ASSURANCE SOCIETY
                                                OF THE UNITED STATES
                                                     (Depositor)


                                        By:  /s/ Maureen K. Wolfson
                                            ------------------------------
                                                 Maureen K. Wolfson
                                                   Vice President


         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

 PRINCIPAL EXECUTIVE OFFICERS:


*Michael Hegarty                  President, Chief Operating officer and
                                  Director

*Edward D. Miller                 Chairman of the Board, Chief Execu-
                                  tive Officer and Director


 PRINCIPAL FINANCIAL OFFICER:


*Stanley B. Tulin                 Vice Chairman of the Board
                                  Chief-Financial Officer and Director


 PRINCIPAL ACCOUNTING OFFICER:


*Alvin H. Fenichel                Senior Vice President and Controller

*DIRECTORS:


 Francoise Colloc'h     Donald J. Greene          George T. Lowy
 Henri de Castries      John T. Hartley           Edward D. Miller
 Joseph L. Dionne       John H.F. Haskell, Jr.    Didier Pineau-Valencienne
 Denis Duverne          Michael Hegarty           George J. Sella, Jr.
 Jean-Rene Fourtou      Mary R. (Nina) Henderson  Peter J. Tobin
 Norman C. Francis      W. Edwin Jarmain          Stanley B. Tulin
                        Dave H. Williams



*By: /s/ Maureen K. Wolfson
     --------------------------
         Maureen K. Wolfson
         Attorney-in-Fact


 August 27, 1999



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


                             EXHIBIT INDEX
                             --------------


EXHIBIT NO.                                                        TAG VALUE
-----------                                                        ---------

10 (a)                  Consent of Independent Public
                        Accountants                                EX-99.10a

10 (c)                  Power of Attorney                          EX-99.10c





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